Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Unilever recognises the importance of cyber security and takes a risk-based approach to the defence and resiliency of critical assets, business operations, technology and data:
■Unilever has an established Cyber Security Risk Management Framework aligned to industry-standard methodologies and control frameworks. We promote a company-wide culture of cyber security awareness and vigilance, and provide regular reporting on the cyber security risk posture of the organisation to operational and business leaders, leadership executives and key non-executives, in order to influence and promote continuous improvement of our risk posture. Unilever’s Cyber Security Risk Management processes are integrated into its broader enterprise-level risk management framework and its associated reporting and monitoring, with cyber security risk forming a central part of the principal risk ’Systems and Information’ on page 56;
■Unilever has an established framework of Cyber Security Policies and Standards, which are in alignment to cyber security industry frameworks.
These apply to employees, third parties, contractors, data and technology across Unilever. Unilever Cyber Security Policies and Standards are subject to periodic review and modifications based on any changes in risk;
■A Cyber Security Assurance team, dedicated to risk assurance, and the
Internal Audit team, conducting independent enterprise-wide risk reassurance, assess and report on the risk posture of our key systems, services, data and operations. The scope and frequency of the evaluations are risk-based, with output used to influence and promote continuous improvement of Unilever’s resilience posture, as well as provide insights to the governance of cyber risk by the Audit Committee. The Cyber Security Assurance team is composed of internal and external expertise (e.g. third-party assessors and consultants), including penetration testing services and a bug bounty programme;
■Unilever requires prioritised third parties and contractors to complete initial and periodic security assessments, with a dedicated team that monitors and assesses risks associated with such service providers and contractors;
■Unilever’s Cyber Security function drives continuous improvement initiatives, leveraging people, processes and technology to address emerging risks. We also conduct resilience planning and recovery testing, aiming to bolster preparedness for cyber security incidents; and
■While Unilever’s cyber risk management activities are aimed at reducing the likelihood of a material cyber security incident happening, they cannot guarantee a material event will not occur. Should a material event occur,
Unilever has a set of established and rehearsed incident response procedures. These set out a structured, phased, tiered response for the full incident lifecycle, including coordination with other corporate functions and relevant senior leaders (see below). Our procedures are designed to detect and respond in a timely manner to abnormal cyber activity in order to minimise business impact – for example, by supporting rapid recovery of services and/
or operations, enabling legal and regulatory obligations, or reducing reputational impact.
Our internal Cyber Security function is a global team of experienced professionals, with a multi-channelled talent pipeline, who carry various and multiple industry credentials, led by our Chief Information Security Officer (CISO).
Our internal team is complemented by the expertise and specialised knowledge of a range of external partners and providers. These external providers add support across select capabilities, all in alignment with cyber security industry good practice frameworks.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Unilever has an established Cyber Security Risk Management Framework aligned to industry-standard methodologies and control frameworks. We promote a company-wide culture of cyber security awareness and vigilance, and provide regular reporting on the cyber security risk posture of the organisation to operational and business leaders, leadership executives and key non-executives, in order to influence and promote continuous improvement of our risk posture. Unilever’s Cyber Security Risk Management processes are integrated into its broader enterprise-level risk management framework and its associated reporting and monitoring, with cyber security risk forming a central part of the principal risk ’Systems and Information’ on page 56;
■Unilever has an established framework of Cyber Security Policies and Standards, which are in alignment to cyber security industry frameworks.
These apply to employees, third parties, contractors, data and technology across Unilever. Unilever Cyber Security Policies and Standards are subject to periodic review and modifications based on any changes in risk;
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Board Oversight
The Board of Directors oversees cyber security risk as part of its overall risk management framework, with specific oversight provided by the Audit
Committee.
Management, primarily the Chief Enterprise Technology Officer (CETO)
and the CISO, provide cyber security briefings to the Audit Committee on a regular (typically quarterly) basis, covering a range of topics including:
■status of ongoing cyber security controls and risk posture, and continuous improvement initiatives;
■operational metrics, and reports and learnings, as applicable, from any cyber security events;
■cyber security risk management frameworks, and regulatory trends and requirements; and
■ongoing awareness of external threat landscape and trends.
The Audit Committee’s role in cyber security risk oversight is further supported by our Internal Audit function, which provides independent re-assurance of the effectiveness of Management’s cyber security risk handling including internal controls systems.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board of Directors oversees cyber security risk as part of its overall risk management framework, with specific oversight provided by the Audit Committee.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Management, primarily the Chief Enterprise Technology Officer (CETO)
and the CISO, provide cyber security briefings to the Audit Committee on a regular (typically quarterly) basis, covering a range of topics including:
■status of ongoing cyber security controls and risk posture, and continuous improvement initiatives;
■operational metrics, and reports and learnings, as applicable, from any cyber security events;
■cyber security risk management frameworks, and regulatory trends and requirements; and
■ongoing awareness of external threat landscape and trends.
The Audit Committee’s role in cyber security risk oversight is further supported by our Internal Audit function, which provides independent re-assurance of the effectiveness of Management’s cyber security risk handling including internal controls systems.

Cybersecurity Risk Role of Management [Text Block]	Ownership of cyber security risk at Unilever sits with the Chief Financial Officer
(CFO) (until the end of 2024, this was jointly with the Chief Business Operations
Officer), who is a member of Unilever’s executive leadership team. They receive regular, routine cyber security briefings as well as ad hoc updates as needed.
The broader executive leadership team members are informed of the cyber security risk posture of Unilever and participate in periodic education and awareness sessions.
The CETO and CISO report into the CFO, and are responsible for managing and assessing Unilever’s cyber security risk. The CISO has over 20 years of executive-level experience in information technology and cyber security, through leadership roles in various companies. Her background includes: strategy- and architecture-focused roles; technical experience; and expertise in material cyber incident response. The CETO has 25 years of experience of leading global business service and IT organisations across multiple major multinationals, with oversight of cyber security in multiple roles.
Outputs from the cyber security risk management process, threat detection capability, vulnerability lifecycle management, and assurance and re-assurance activities drive enterprise-wide visibility and reporting of company performance on cyber security risk posture, influencing and prioritising continuous risk mitigation activities across the enterprise.
To make transparent and track the continuous risk mitigation activities across the enterprise, a council of senior individuals and executives meets regularly and forms the membership of the Information Protection Council (IPC). This Council
(jointly chaired by the CISO and Chief Privacy Officer) has expertise in cyber security, information technology, enterprise risk, privacy, legal, physical security and internal audit. The IPC actively reviews enterprise-wide cyber security risk management prioritisation, progress and initiatives, providing key operational unlocks and risk prioritisation decisions. These senior individuals have significant experience and expertise across multiple industries, with special expertise in developing and executing cyber security strategy, driving digital transformation, managing information technology, overseeing and embedding data protection and data privacy good practices, the embedding and oversight of financial controls, and operating within complex regulatory and compliance environments.
The members of the IPC then drive, as appropriate to their role and responsibilities, first and second line of defence risk reduction activities, providing a whole-of-Unilever approach to the governance of cyber security risk, the embedding of cyber security controls, assurance of those controls and risk posture, and independent re-assurance of our cyber security risk posture.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The CETO and CISO report into the CFO, and are responsible for managing and assessing Unilever’s cyber security risk. The CISO has over 20 years of executive-level experience in information technology and cyber security, through leadership roles in various companies. Her background includes: strategy- and architecture-focused roles; technical experience; and expertise in material cyber incident response. The CETO has 25 years of experience of leading global business service and IT organisations across multiple major multinationals, with oversight of cyber security in multiple roles.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	. The CISO has over 20 years of
executive-level experience in information technology and cyber security, through leadership roles in various companies. Her background includes: strategy- and architecture-focused roles; technical experience; and expertise in material cyber incident response. The CETO has 25 years of experience of leading global business service and IT organisations across multiple major multinationals, with oversight of cyber security in multiple roles.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Ownership of cyber security risk at Unilever sits with the Chief Financial Officer
(CFO) (until the end of 2024, this was jointly with the Chief Business Operations
Officer), who is a member of Unilever’s executive leadership team. They receive regular, routine cyber security briefings as well as ad hoc updates as needed.
The broader executive leadership team members are informed of the cyber security risk posture of Unilever and participate in periodic education and awareness sessions.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true